Financial instruments	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Fair Value Disclosures [Abstract]
Financial instruments

Note 20 – Financial instruments

(a)	Fair value of financial instruments

Fair value hierarchy Levels 1 to 3 are based on the degree to which the fair value is observable:

Level 1 fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices); and

Level 3 fair value measurement are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The Company has assessed that the fair value of cash, trade and other receivables, and related party receivables, trade and other payables and related party payables approximate their carrying amounts largely due to the short-term maturities of these instruments.

The carrying amount of the Company’s borrowings are considered to be the same as their fair values, as the terms of the Company’s borrowings are considered to be consistent with the commercial terms prevalent for similar loans. The Company has classified its convertible debt as a Level 3 financial instrument due to the use of unobservable inputs in its valuation.

The Company has no financial instruments classified as Level 2.

(b)	Financial risk management

The Company’s activities expose it to a variety of financial risks: credit risk, liquidity risk and market risk (primarily interest rate risk). Risk management is carried out by the Company by identifying and evaluating the financial risks inherent within its operations. The Company’s overall risk management activities seek to minimize potential adverse effects on the Company’s financial performance.

(i)	Liquidity risk

The Company is exposed to liquidity risk related to its financial liabilities, including trade payables, long-term borrowings, and promissory notes. Management monitors liquidity through cash flow forecasts and maintains access to credit facilities.

The following table summarizes the contractual maturities of the Company’s financial liabilities (including principal and interest) on an undiscounted basis:

June 30, 2025

(in thousands)	Year 1	Year 2	Year 3	Year 4	Year 5 and over	Total
Long-term borrowings	$24,836	$1,903	$-	$-	$-	$26,739
Convertible debentures	1,145	-	-	-	-	1,145
Due to related parties	82	-	-	-	-	82
Short-term borrowings	4,077	-	-	-	-	4,077
Trade and other payables	41,638	-	-	-	-	41,638
Total	71,778	1,903	-	-	-	73,681

September 30, 2024

(in thousands)	Year 1	Year 2	Year 3	Year 4	Year 5 and over	Total
Long-term borrowings	$31,575	$-	$696	$-	$-	$32,271
Convertible debentures	2,230	-	-	-	-	2,230
Due to related parties	288	-	-	-	-	288
Short-term borrowings	3,715	-	-	-	-	3,715
Trade and other payables	41,697	-	-	-	-	41,697
Total	79,505	-	696	-	-	80,201

20. Financial instruments

(a) Fair value of financial instruments

Fair value hierarchy Levels 1 to 3 are based on the degree to which the fair value is observable:

Level 1 fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices); and

Level 3 fair value measurement are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The Company has assessed that the fair value of cash, trade and other receivables, and related party receivables, trade and other payables and related party payables approximate their carrying amounts largely due to the short-term maturities of these instruments.

The carrying amount of the Company’s borrowings are considered to be the same as their fair values, as the terms of the Company’s borrowings are considered to be consistent with the commercial terms prevalent for similar loans. The Company has classified its convertible debt as a Level 3 financial instrument due to the use of unobservable inputs in its valuation.

The Company has no financial instruments classified as Level 2.

(b) Financial risk management

The Company’s activities expose it to a variety of financial risks: credit risk, liquidity risk and market risk (primarily interest rate risk). Risk management is carried out by the Company by identifying and evaluating the financial risks inherent within its operations. The Company’s overall risk management activities seek to minimize potential adverse effects on the Company’s financial performance.

(i) Liquidity risk

The Company is exposed to liquidity risk related to its financial liabilities, including trade payables, long-term borrowings, and promissory notes. Management monitors liquidity through cash flow forecasts and maintains access to credit facilities.

The following table summarizes the contractual maturities of the Company’s financial liabilities (including principal and interest):

September 30, 2024

(in thousands)	Year 1	Year 2	Year 3	Year 4	Year 5 and over	Total
Long-term borrowings	$42,651	$-	$940	$-	$-	$43,591
Bank indebtedness	5,019	-	-	-	-	5,019
Convertible debentures	3,012	-	-	-	-	3,012
Trade and other payables	53,893	-	-	-	-	53,893
Total	106,560	1,638	2,462	1,212	3,224	115,096

SRX HEALTH SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended September 30, 2024 and 2023

(Expressed in thousands of Canadian dollars except per share amounts)

September 30, 2023

(in thousands)	Year 1	Year 2	Year 3	Year 4	Year 5 and over	Total
Long-term borrowings	$42,505	$-	$-	$-	$-	$42,505
Bank indebtedness	3,257	-	-	-	-	3,257
Convertible debentures	1,239	-	-	-	-	1,239
Trade and other payables	38,933	-	-	-	-	38,933
Total	87,572	1,432	1,001	851	1,568	92,424